Cover	Aug. 04, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Entity File Number	001-36405
Entity Registrant Name	FARMLAND PARTNERS INC.
Entity Central Index Key	0001591670
Entity Tax Identification Number	46-3769850
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4600 S. Syracuse Street
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(720)
Local Phone Number	452-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	FPI
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.00% Series B Participating Preferred Stock
Trading Symbol	FPI.PRB
Security Exchange Name	NYSE